SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Net Revenues | $	$ 27,755,762
Net Income (Loss) Available to Common Shareholders | $	$ 5,233,967
Net Basic Earnings (Loss) per Share | $ / shares	$ 1.08
Net Diluted Earnings (Loss) per Share | $ / shares	$ 0.64